UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      July 7, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:  $137,847
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
					FORM 13F INFORMATION TABLE
						June 30, 2011

																	Voting Authority

								Value			Shares/		Sh/	Put/		Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)		Prn Amt		Prn	Call		Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM		025537101	2740	72715.00	SH					Sole			72715.00
Apple Inc			COM		037833100	8943	26641.00	SH					Sole			26641.00
AT&T Inc			COM		00206r102	4064	129390.00	SH					Sole			129390.00
Bristol-Myers Squibb Co		COM		110122108	4379	151210.00	SH					Sole			151210.00
Celgene Corp			COM		151020104	4457	73882.00	SH					Sole			73882.00
Centurylink Inc			COM		156700106	4939	122169.00	SH					Sole			122169.00
Chevron Corp			COM		166764100	346	3363.00		SH					Sole			3363.00
Citigroup Inc			COM		172967424	845	20284.00	SH					Sole			20284.00
Du Pont E I de Nemours & Co	COM		263534109	4075	75400.00	SH					Sole			75400.00
Exxon Mobil Corp		COM		30231g102	4801	58993.40	SH					Sole			58993.40
General Electric Co		COM		369604103	5036	267006.88	SH					Sole			267006.88
Hewlett Packard Co		COM		428236103	3123	85785.00	SH					Sole			85785.00
Honeywell Intl Inc		COM		438516106	4145	69552.34	SH					Sole			69552.34
Intel Corp			COM		458140100	4787	216010.00	SH					Sole			216010.00
International Business Machine	COM		459200101	4891	28512.99	SH					Sole			28512.99
JPMorgan Chase & Co		COM		46625h100	4862	118764.02	SH					Sole			118764.02
Kraft Foods Inc Cl A		COM		50075n104	4361	123785.00	SH					Sole			123785.00
Marathon Oil Corp		COM		565849106	5339	101350.00	SH					Sole			101350.00
McDonalds Corp			COM		580135101	6158	73026.99	SH					Sole			73026.99
PepsiCo Inc			COM		713448108	4944	70191.82	SH					Sole			70191.82
Pfizer Inc			COM		717081103	5350	259693.00	SH					Sole			259693.00
PG&E Corp			COM		69331c108	2249	53515.00	SH					Sole			53515.00
Procter & Gamble Co		COM		742718109	4322	67984.08	SH					Sole			67984.08
Schlumberger Ltd		COM		806857108	4114	47613.47	SH					Sole			47613.47
Southern Co			COM		842587107	345	8555.00		SH					Sole			8555.00
United Technologies Corp	COM		913017109	5247	59278.23	SH					Sole			59278.23
US Bancorp Del			COM		902973304	3976	155855.00	SH					Sole			155855.00
Verizon Communications Inc	COM		92343v104	6026	161864.22	SH					Sole			161864.22
Visa Inc Cl A			COM		92826c839	4273	50715.00	SH					Sole			50715.00
iShares Tr Consumer Goods Inde	CONS GOODS IDX 	464287812	889	12891.00	SH					Sole			12891.00
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	872	11950.00	SH					Sole			11950.00
iShares Tr DJ Select Div Index	DJ SEL DIV INX	464287168	291	5500.00		SH					Sole			5500.00
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1433	33282.00	SH					Sole			33282.00
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1662	29494.00	SH					Sole			29494.00
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1154	15646.00	SH					Sole			15646.00
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	443	17796.00	SH					Sole			17796.00
iShares Tr DJ US Utilities	DJ US UTILS	464287697	307	3717.00		SH					Sole			3717.00
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	968	13799.00	SH					Sole			13799.00
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	1851	28464.00	SH					Sole			28464.00
iShares Tr MSCI Emerg Mkt	MSCI EMERG MKT	464287234	614	12896.00	SH					Sole			12896.00
iShares Tr Russell 1000 Growth	RUSSELL1000GRW	464287614	354	5810.00		SH					Sole			5810.00
iShares Tr Russell 1000 Value	RUSSELL1000VAL	464287598	280	4100.00		SH					Sole			4100.00
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	239	3700.00		SH					Sole			3700.00
Vanguard Index Funds Value ETF	VALUE ETF	922908744	202	3600.00		SH					Sole			3600.00
Vanguard Tax-Managed Fund Euro	EUROPE PAC ETF	921943858	367	9625.00		SH					Sole			9625.00
WisdomTree Trust DEFA Fund	DEFA FD		97717w703	2386	47550.00	SH					Sole			47550.00
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	398	7300.00		SH					Sole			7300.00
REPORT SUMMARY 	47	DATA RECORDS				137847			0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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